Leases (Summary of Total Lease Cost) (Detail) - USD ($) $ in Millions	3 Months Ended	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2019
Finance lease cost:
Finance lease cost, Amortization	$ 7	$ 14
Finance lease cost, Interest	1	3
Operating lease cost	20	64
Short-term lease cost	7	20
Variable lease cost	1	4
Total lease cost	36	105
Virginia Electric and Power Company
Finance lease cost:
Operating lease cost	10	31
Short-term lease cost	3	7
Variable lease cost	1	2
Total lease cost	14	40
Dominion Energy Gas Holdings, LLC
Finance lease cost:
Operating lease cost	1	5
Short-term lease cost	2	5
Total lease cost	$ 3	$ 10